Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Research and development		$ 41,364	$ 36,966
Proceeds from the issuance of SAFEs	$ 34,100	0	34,125
License Agreement [Member]
Related Party Transaction [Line Items]
Amount Due to Related Party	0	0	0
Research and development		400	200
Adimab Agreement [Member]
Related Party Transaction [Line Items]
Professional fees		200	200
Member of the Scientific Advisory Board [Member]
Related Party Transaction [Line Items]
Amount Due to Related Party	$ 0	0	0
Member of the Scientific Advisory Board [Member] | Advisory Services Agreement [Member]
Related Party Transaction [Line Items]
Professional fees		$ 100	$ 100